UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-4014
Exact name of registrant as specified in charter: Meridian Fund, Inc.

60 E. Sir Francis Drake Blvd., Ste. 306, Larkspur, Ca. 94939

(Address of principal executive offices)

Gregg B. Keeling
Aster Investment Management, Inc.
60 E. Sir Francis Drake Blvd., Ste. 306
Larkspur, Ca. 94939

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 461-8770
Date of fiscal year end: June 30,
Date of reporting period: July 1, 2008 - June 30, 2009
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD:
Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2009 with respect to which the Registrant was entitled to vote:
(a).	The name of the issuer of the portfolio security;

(b).	The exchange ticker symbol of the portfolio security;

(c).	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d).	The shareholder meeting date;

(e).	A brief identification of the matter voted on;

(f).	Whether the Registrant cast its vote on the matter;

(g).	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(h).	Whether the matter was proposed by the issuer or by a security holder;

(i).	Whether the Registrant cast its vote for or against management.
SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): Meridian Fund, Inc.

By (Signature and Title)*:	/s/ Gregg B. Keeling

Gregg B. Keeling, CFO / Proxy Manager
Date: August 13 , 2009
* Print the name and title of each signing officer under his or her signature.

Meridian Equity Fund

(h), (i)
i= proposed by issuer
s=proposed by shareholder
w=vote cast with management
(a)	(b)	(c)	(d)	(e)	(f)	(g)	a=vote cast against management
Company Name	Ticker	CUSIP	Meeting Date	Description of matter voted on	Voted	Vote cast	na=vote cast- no mgmt recommendation
RPM International, Inc.	RPM	749685103	10/10/2008
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Seagate Technology	STX	G7945J104	10/30/2008
				Election of directors	yes	for all	i,w
				Executive officer bonus plan	yes	for	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Automatic Data Processing, Inc.	ADP	053015103	11/11/2008
				Election of directors	yes	for all	i,w
				Omnibus Award Plan	yes	against	i,a
				Ratify independent registered public accounting firm	yes	for	i,w
Diebold Incorporated	DBD	253651103	11/12/2008
				Election of directors	yes	for all	i,w
				Ratify independent auditors	yes	for	i,w
Anheuser-Busch Companies, Inc.	BUD	035229103	11/12/2008
				Merger	yes	for	i,w
				Adjourn meeting to a later date	yes	for	i,w
Sysco Corporation	SYY	871829107	11/19/2008
				Election of directors	yes	for all	i,w
				Payment of compensation	yes	for	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Director’s elected annually	yes	for	s,a
Sonoco Products Company	SON	835495102	4/15/2009
				Election of directors	yes	for all	I, w
				Ratify independent registered public accounting firm	yes	for	i,w
Genuine Parts Company	GPC	372460105	4/20/2009
				Election of directors	yes	for all	I, w
				Ratify independent registered public accounting firm	yes	for	i,w
The Coca-Cola Company	KO	191216100	4/22/2009
				Election of directors	yes	for all	I, w
				Ratify independent registered public accounting firm	yes	for	i,w
				Shareowner proposal regarding Advisory Vote on Executive Compensation	yes	against	s, w
				Shareowner proposal regarding an independent Board Chair	yes	against	s, w
				Shareowner proposal regarding a Board Committee on Human Rights	yes	for	s, a
				Shareowner proposal regarding Restricted Stock	yes	for	s, a
Eaton Corp.	ETN	278058102	4/22/2009
				Election of directors	yes	for all	I, w
				Approval of proposed 2009 Stock Plan	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
Willis Group Holdings Limited	WSH	G96655108	4/22/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
General Electric Company	GE	369604103	4/22/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Cumulative voting	yes	against	s, w
				Executive compensation advisory vote	yes	against	s, w
				Independent study regarding breaking up GE	yes	against	s, w
				Dividend policy	yes	for	s,a
				Shareholder vote on Golden Parachutes	yes	for	s, a
Stanley Works	SWK	854616109	4/23/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered auditors	yes	for	i,w
				Approval of 2009 Long-Term Incentive Plan	yes	against	i, a
				Proposal urging Board of Directors to require that all members of Board of Directors be elected annually	yes	for	s, a
Johnson & Johnson	JNJ	478160104	4/23/2009
				Election of directors	yes	for all	I,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Advisory Vote on Executive Compensation Policies and Disclosure	yes	against	I, w
Diebold, Inc.	DBD	253651103	4/23/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of amended and restated 1991 Equity and Performance Incentive Plan	yes	against	i, a
Avery Denison Corporation	AVY	053611109	4/23/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of Senior Executive Annual Incentive Plan	yes	for	i,w
The Boeing Company	BA	097023105	4/24/2009
				Election of directors	yes	for all	I,w
				Amendment to The Boeing Company 2003 Incentive Stock Plan	yes	against	I, a
				Vote on appointment of independent auditor	yes	for	i,w
				Adopt cumulative voting	yes	against	s, w
				Require advisory vote on named executive officer compensation	yes	against	s, w
				Adopt health care principles	yes	against	s,w
				Prepare a report on foreign military sales	yes	against	s,w
				Require an independent lead director	yes	against	s,w
				Require shareholder approval of future severance arrangements	yes	for	s,a
				Require disclosure of political contributions	yes	against	s, w
AT&T Inc.	T	00206R102	4/24/2009
				Election of directors	yes	for all	I,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amendment to increase authorized shares	yes	for	i,w
				Report on political contributions	yes	against	s, w
				Special stockholder meetings	yes	for	s, a
				Cumulative voting	yes	against	s, w
				Bylaw requiring independent chairman	yes	against	s, w
				Advisory vote on compensation	yes	against	s, w
				Pension credit policy	yes	for	s, a
VF Corporation	VFC	918204108	4/28/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
AGL Resources, Inc.	AGL	110204106	4/29/2009
				Election of directors	yes	for all	i,w
				Amendment articles of incorporation to eliminate classification of Board of Directors	yes	for	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Morgan Stanley	MS	617446448	4/29/2009
				Election of directors	yes	for all	I, w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of the compensation of executives as disclosed	yes	for	I, w
				Amendment of 2007 Equity Incentive Compensation Plan	yes	against	i, a
				Shareholder proposal regarding special shareowner meetings	yes	for	s, a
				Shareholder proposal regarding independent chair	yes	against	s, w
Kimberly-Clark Corp.	KMB	494368103	4/30/2009
				Election of directors	yes	for all	I, w
				Ratification of auditors	yes	for	I, w
				Approval of amended and restated certificate of incorporation regarding rights of holders at least twenty-five percent of shares to call a special meeting of stockholders	yes	against	i, a
				Reapproval of performance goals under 2001 Equity Participation Plan	yes	against	i, a
				Stockholder proposal regarding cumulative voting	yes	against	s, w
Hubbell Inc.	HUB.B	443510201	5/4/2009
				Election of directors	yes	for all	I, w
				Ratify independent registered public accounting firm	yes	for	i,w
Reynolds American, Inc.	RAI	761713106	5/6/2009
				Election of directors	yes	for all	I, w
				Approval of 2009 Omnibus Incentive Compensation Plan	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal on elimination of Classified Board	yes	for	s, a
				Proposal on food insecurity and tobacco use	yes	against	s, w
				Proposal on making future new/and or expanded brands non-addictive	yes	against	s, w
				Proposal on human rights protocols	yes	against	s, w
Leggett & Platt, Incorporated	LEG	524660107	5/7/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of 2009 Key Officers Incentive Plan	yes	for	i,w
				Proposal requesting addition of sexual orientation and gender identity to written non-discrimination policy	yes	against	s, w
Public Storage	PSA	74460D109	5/7/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
United Parcel Service	UPS	911312106	5/7/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of 2009 Omnibus Incentive Compensation Plan	yes	against	i, a
Sunoco, Inc.	SUN	86764P109	5/7/2009
				Election of directors	yes	for all	i,w
				Approval of amended and restated retainer stock plan	yes	for	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Vulcan Materials Company	VMC	929160109	5/8/2009
				Election of directors	yes	for all	i,w
				Approval of 2009 Executive Incentive Plan	yes	for	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of a shareholder proposal	yes	against	s ,w
Waste Management, Inc.	WMI	94106L109	5/8/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amendment of Stock Purchase Plan to increase number of shares authorized for insurance	yes	for	i,w
				Approval of 2009 Stock Incentive Plan	yes	against	i, a
				Disclosure of political contributions	yes	against	i,w
				Adoption of simple majority vote	yes	for	i, a
The Timken Company	TKR	887389104	5/12/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amendment of articles of incorporation to provide that Directors be elected by affirmative vote of the majority at annual meeting of shareholders	yes	for	s, a
Mercury General Corporation	MCY	589400100	5/13/2009
				Election of directors	yes	for all	i,w
Mattel, Inc.	MAT	577081102	5/13/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal regarding certain reports by the Board of Directors	yes	against	s, w
				Proposal regarding special shareowner meetings	yes	against	s, w
Norfolk Southern Corporation	NSC	655844108	5/14/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal concerning corporate political contributions	yes	against	i,w
The Dow Chemical Company	DOW	260543103	5/14/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal on cumulative voting	yes	against	s, w
				Proposal on special meetings	yes	against	s, w
				Proposal on Executive Stock Retention	yes	against	s, w
				Proposal on Say on Executive Pay	yes	against	s, w
				Proposal on Environmental Remediation in Midland Area	yes	against	s, w
Lincoln National Corporation	LNC	534187109	5/14/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of 2009 amended and restated Incentive Compensation Plan	yes	against	i, a
				Proposal requesting Board of Directors to initiate the process to amend the corporation’s restated articles of incorporation	yes	for	s,a
Nu Skin Enterprises Inc.	NUS	67018T105	5/18/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Nordstrom Inc.	JWN	655664100	5/19/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of Executive Management Bonus Plan	yes	for	i,w
Kraft Foods Inc.	KFT	50075N104	5/20/2009
				Election of directors	yes	for all	i,w
				Approval of amended and restated 2005 Performance Incentive Plan	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal regarding shareholder meeting	yes	against	i,w
Intel Corporation	INTC	458140100	5/20/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amendment and extension of 2006 Equity Incentive Plan	yes	against	i, a
				Amendment of an employee stock option exchange program	yes	against	i, a
				Advisory vote on executive compensation	yes	for	i,w
				Cumulative voting	yes	against	s, w
				Human right to water	yes	against	s, w
Interactive Data Corporation	IDC	45840J107	5/20/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of 2009 Long-Term Incentive Plan	yes	against	i, a
R.R. Donnelley & Sons Company	RRD	257867101	5/21/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal with respect to a sustainable forestry report	yes	against	s,w
				Proposal with respect to special stockholder meetings	yes	against	s, w
Chevron Corporation	CVX	166764100	5/27/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of Material Terms of Performance Goals for Performance-based Awards under Incentive Plan	yes	for	i,w
				Approval of Material Terms of Performance Goals for Performance-based Awards under Long-Term Incentive Plan	yes	against	i, a
				Special stockholder meetings	yes	against	s, w
				Advisory vote on Summary Compensation Table	yes	against	s, w
				Greenhouse Gas Emissions	yes	against	s, w
				Country Selection Guidelines	yes	against	s, w
				Human Rights Policy	yes	against	s, w
				Host Country laws	yes	against	s, w
The Home Depot, Inc.	HD	437076102	5/28/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amend the sixth article of Certificate of Incorporation to allow holders of at least 25% of shares of outstanding common stock to call a special meeting of shareholders	yes	for	i,w
				Proposal regarding cumulative voting	yes	against	s, w
				Proposal regarding special shareholder meetings	yes	against	s, w
				Proposal regarding Employment Diversity Report	yes	against	s, w
				Proposal regarding Executive Officer Compensation	yes	against	s, w
				Proposal regarding energy use	yes	against	s, w
Supervalu Inc.	SVU	868536103	6/25/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal regarding drugstore tobacco sales	yes	against	s,w
				Proposal regarding say on pay	yes	against	s, w

Meridian Value Fund

(h), (i)
i= proposed by issuer
s=proposed by shareholder
w=vote cast with management
(a)	(b)	(c)	(d)	(e)	(f)	(g)	a=vote cast against management
Company Name	Ticker	CUSIP	Meeting Date	Description of matter voted on	Voted	Vote cast	na=vote cast- no mgmt recommendation
BE Aerospace Inc.	BEAV	073302101	7/31/2008
				Election of directors	yes	for all	i,w
				Stockholder proposal (The Macbride Principles)	yes	against	s,w
Electronic Arts Inc.	ERTS	285512109	7/31/2008
				Election of directors	yes	for all	i,w
				Amendments to 2000 Equity Incentive Plan	yes	against	i,a
				Amendments to 2000 Employee Stock Purchase Plan	yes	for	i,w
				Ratify independent auditors	yes	for	i,w
ImClone Systems Inc.	IMCL	45245W109	9/10/2008
				Election of directors	yes	for all	i,w
				Appoint independent registered public accountants	yes	for	i,w
				Approval of Employee Stock Purchase Plan	yes	for	i,w
Briggs & Stratton Corp.	BGG	109043109	10/15/2008
				Election of directors	yes	for all	i,w
				Ratify independent auditor	yes	for	i,w
Western Digital Corp.	WDC	958102105	11/6/2008
				Election of directors	yes	for all	i,w
				Amendment to 2005 Employee Stock Purchase Plan	yes	against	i,a
				Ratify independent registered public accounting firm	yes	for	i,w
Gold Fields Limited	GFI	38059T106	11/12/2008
				Adoption of financial statements	yes	for	i,na
				Election of directors	yes	for all	i,na
				Ordinary Shares under the control of the Directors	yes	against	i,na
				Redeemable Preference Shares under the control of the Directors	yes	against	i,na
				Issuing Equity Securities for cash	yes	for	i,na
				Award of Rights under 2005 non-executive share plan	yes	for	i,na
				Increase non-executive director fees	yes	for	i,na
				Acquisition of company’s own shares	yes	for	i,na
CACI International, Inc.	CAI	127190304	11/19/2008
				Election of directors	yes	for all	i,w
				Approval of Amended 2006 Employee Stock Incentive Plan	yes	against	i,a
				Adjournment of meeting	yes	against	i,a
				Ratify independent registered auditors	yes	for	i,w
Schnitzler Steel Industries, Inc.	SCHN	806882106	1/28/2009
				Election of directors	yes	for all	i,w
				Approval of amendment to 1993 Stock Incentive Plan	yes	against	i,a
Cabot Corp.	CBT	127055101	3/12/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of 2009 Long Term Incentive Plan	yes	against	i,a
Covidien, Ltd.	COV	G2552X108	3/18/2009
				Election of directors	yes	for all	i,w
				Approval of Amended and restated 2007 Stock and Incentive Plan	yes	against	i,a
				Appointment of independent auditors and authorization of audit committee to set auditors remuneration	yes	for	i,w
Willis Group Holdings Limited	WSH	G96655108	4/22/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm and authorize audit committee of Board of Directors to fix independent auditors remuneration	yes	for	i,w
Beckman Coulter, Inc.	BEC	075811109	4/23/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amendment of 2007 Long-Term Incentive Plan	yes	against	i,w
Diebold, Inc.	DBD	253651103	4/23/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of amended and restated 1991 Equity and Performance Incentive Plan	yes	against	i, a
Abbott Laboratories	ABT	002824100	4/24/2009
				Election of directors	yes	for all	i,w
				Approval of 2009 Stock Incentive Program	yes	against	i,a
				Approval of 2009 Stock Purchase Plan for non-U.S. employees	yes	for	I, w
				Ratify independent auditors	yes	for	i,w
				Shareholder proposal (animal testing)	yes	against	s, w
				Shareholder proposal (health care principles)	yes	against	s, w
				Shareholder proposal (advisory vote)	yes	against	s, w
Franklin Electric Co., Inc.	FELE	353514102	4/24/2009
				Election of directors	yes	for all	i,w
				Approval of amended and restated Stock Plan	yes	against	I, a
				Ratify independent registered public accounting firm	yes	for	i,w
Harley-Davidson, Inc.	HOG	412822108	4/25/2009	* Received notice and proxy materials after meeting date
				Election of directors	no
				Approval of 2009 Incentive Stock Plan	no
				Ratify independent registered public accounting firm	no
				Proposal to reorganize the Board of Directors into one class	no
Wells Fargo & Company	WFC	949746101	4/28/2009
				Election of directors	yes	for all	i,w
				Approval of non-binding advisory resolution regarding compensation of Company’s named executives	yes	for	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of amendment to Long-Term Incentive Compensation Plan	yes	against	i,a
				Stockholder proposal regarding a By-laws amendment to require an independent chairman	yes	against	s, w
				Stockholder proposal regarding report on political contributions	yes	against	s, w
Kimberly-Clark Corp.	KMB	494368103	4/30/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered auditor	yes	for	i,w
				Approval of amended and restated certificate of incorporation regarding rights of holders at least twenty-five percent of shares to call a special meeting of stockholders	yes	against	i, a
				Reapproval of performance goals under 2001 Equity Participation Plan	yes	against	i, a
				Stockholder proposal regarding cumulative voting	yes	against	s, w
Polaris Industries, Inc.	PII	731068102	4/30/2009
				Election of directors	yes	for all	i,w
				Approval of amendment to the Deferred Compensation Plan for Directors	yes	for	i,w
				Approval of amendment to the 2007 Omnibus Incentive Plan	yes	against	i, a
				Reapproval of material performance terms and approval of additional business criteria under Senior Executive Annual Incentive Compensation Plan	yes	for	i,w
				Reapproval of material performance terms and approval of additional business criteria under Long Term Incentive Plan	yes	for	i,w
				Ratify independent registered auditor	yes	for	i,w
The Black & Decker Corp.	BDK	091797100	4/30/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
American Medical Systems Holdings, Inc.	AMMD	02744M108	4/30/2009
				Election of directors	yes	for all	i,w
				Approval of 2005 Stock Incentive Plan as amended and restated	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
Exterran Holdings, Inc.	EXH	30225X103	4/30/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of Amendment No. 1 to amended and restated 2007 Stock Incentive Plan	yes	against	i, a
Hawaiian Electric Industries	HE	419870100	5/5/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amend and restate the restated articles of incorporation	yes	for	i,w
Marvel Entertainment, Inc.	MVL	57383T103	5/5/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Tetra Technologies, Inc.	TTI	88162F105	5/5/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Baxter International, Inc.	BAX	071813109	5/5/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal relating to animal testing	yes	against	s, w
Boston Scientific Corporation	BSX	101137107	5/5/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Transact such other business as may properly come before the meeting or any adjournment or postponement thereof	yes	for	i,w
The Travelers Companies, Inc.	TRV	89417E109	5/5/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Re-approval of material terms of performance goals under amended and restated 2004 Stock Incentive Plan	yes	against	i, a
Apache Corporation	APA	037411105	5/7/2009	Proposal relating to political contributions	yes	against	s, w
				Election of directors	yes	for all	i,w
Avista Corp.	AVA	05379B107	5/7/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Reapproval of terms of performance goals under Long-Term Incentive Plan	yes	against	i, a
				Proposal to eliminate the classification of the Board of Directors so as to require that all directors be elected annually	yes	for	s, na
				Proposal to require that an independent director serve as Chair of the Board who does not also serve as CEO of the company	yes	against	s, w
Verizon Communications Inc.	VZ	92343V104	5/7/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Advisory Vote Related to Executive Compensation	yes	for	i,w
				Approval of Long-Term Incentive Plan	yes	against	i, a
				Approval of Short-Term Incentive Plan	yes	for	i,w
				Prohibit granting stock options	yes	for	i, a
				Shareholder ability to call special meeting	yes	for	i, a
				Separate offices of Chairman and CEO	yes	against	i,w
				Cumulative voting	yes	against	i,w
				Shareholder approval of benefits paid after death	yes	for	i, a
Cephalon, Inc.	CEPH	156708109	5/12/2009
				Election of directors	yes	for all	i,w
				Approval of amendment to the 2005 Equity Compensation Plan, increasing	yes	against	i, a
the number of shares authorized for insurance
				Ratify independent registered public accounting firm	yes	for	i,w
Progress Energy Inc.	PGN	743263105	5/13/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of 2009 Executive Incentive Plan	yes	for	i,w
Mattel, Inc.	MAT	577081102	5/13/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal regarding certain reports by the Board of Directors	yes	against	s, w
				Proposal regarding special shareowner meetings	yes	against	s, w
KBR, Inc.	KBR	48242W106	5/14/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Create a Board committee on Human Rights	yes	against	i,w
				Establish a committee to review alleged financial misconduct and human rights abuses	yes	against	i,w
Carter’s Inc.	CRI	146229109	5/14/2009
				Election of directors	yes	for all	i,w
				Approval of amended and restated 2003 Equity Incentive Plan	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
Pactiv Corp.	PTV	695257105	5/15/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Transocean, Ltd.	RIG	H8817H100	5/15/2009
				Approval of 2008 Annual Report, Consolidated Financial Statements and	yes	for	i,w
Statutory financial statements
				Discharge of members of the Board of Directors and the executive officers	yes	for	i,w
				Appropriation of available retained earnings without payment of a dividend to shareholders and release of CHF 3.5 billion of legal reserves to other reserves	yes	for	i,w
				Authorization of a share repurchase program	yes	for	i,w
				Approval of Long-Term Incentive Plan as amended and restated	yes	for	i,w
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
JPMorgan Chase & Co.	JPM	44625H100	5/19/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Advisory vote on executive compensation	yes	for	i,w
				Government service reports	yes	against	s, w
				Cumulative voting	yes	against	s, w
				Special shareowner meetings	yes	for	s, a
				Credit card lending practices	yes	against	s, w
				Changes to KEPP	yes	against	s, w
				Share retention	yes	against	s, w
				Carbon principles report	yes	against	s, w
Con-Way Inc.	CNW	205944101	5/19/2009
				Election of directors	yes	for all	i,w
				Amendment relating to Board declassification	yes	for	i,w
				Amendment relating to Board size	yes	for	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Akamai Technologies Inc.	AKAM	00971T101	5/19/2009
				Election of directors	yes	for all	i,w
				Approval of the adoption of 2009 Stock Incentive Plan	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
Kraft Foods Inc.	KFT	50075N104	5/20/2009
				Election of directors	yes	for all	i,w
				Approval of amended and restated 2005 Performance Incentive Plan	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal regarding shareholder meeting	yes	against	i,w
Nvidia Corporation	NVDA	67066G104	5/20/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Intel Corporation	INTC	458140100	5/20/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amendment and extension of 2006 Equity Incentive Plan	yes	against	i, a
				Amendment of an employee stock option exchange program	yes	against	i, a
				Advisory vote on executive compensation	yes	for	i,w
				Cumulative voting	yes	against	s, w
				Human right to water	yes	against	s, w
Sealed Air Corporation	SEE	81211K100	5/20/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Zebra Technologies Corporation	ZBRA	989207105	5/21/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Chevron Corporation	CVX	166764100	5/27/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of Material Terms of Performance Goals for Performance-based Awards under Incentive Plan	yes	for	i,w
				Approval of Material Terms of Performance Goals for Performance-based	yes	against	i, a
Awards under Long-Term Incentive Plan
				Special stockholder meetings	yes	against	s, w
				Advisory vote on Summary Compensation Table	yes	against	s, w
				Greenhouse Gas Emissions	yes	against	s, w
				Country Selection Guidelines	yes	against	s, w
				Human Rights Policy	yes	against	s, w
				Host Country laws	yes	against	s, w
Intermec, Inc.	IN	458786100	5/27/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Verisign, Inc.	VRSN	92343E102	5/28/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Covidien, Ltd.	COV	G2552X108	5/28/2009
				Approval of scheme of arrangement attached to Proxy Statement as Annex A	yes	for	i,w
				If the scheme of arrangement is approved, and in connection with scheme of arrangement and reorganization, approval of creation of distributable reserves (through reduction of share premium account) that was previously approved and other current shareholders	yes	for	i,w
				Approval of the motion to adjourn the meeting to a later date to solicit additional proxies if there are insufficient proxies to approve the scheme of arrangement at the time of the meeting	yes	for	i,w
Annaly Capital Management, Inc.	NLY	035710409	5/29/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Power Integrations Inc.	POWI	739276103	6/8/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Autodesk, Inc.	ADSK	052769106	6/11/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal to approve the 2010 Outside Director’s Stock Plan	yes	against	i, a
Best Buy Co., Inc.	BBY	086516101	6/24/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of amendments to 2004 Omnibus Stock and Incentive Plan	yes	against	i, a
				Approval of amendment to Article IX of amended and restated Articles of	yes	for	i,w
Incorporation to change approval required
				Approval of amendment to Article IX to decrease shareholder approval required to amend Article IX	yes	for	i,w
				Approval of amendment to Article IX to decrease shareholder approval required to remove Directors without cause	yes	for	i,w
				Approval of amendment to Article IX to decrease shareholder approval required to amend classified Board provisions	yes	for	i,w
				Approval of amendment to Article X to decrease shareholder approval required for certain repurchase of stock	yes	for	i,w
				Approval of amendment to Article X to decrease shareholder approval required to amend Article X	yes	for	i,w

Meridian Growth Fund

(h), (i)
i= proposed by issuer
s=proposed by shareholder
w=vote cast with management
(a)	(b)	(c)	(d)	(e)	(f)	(g)	a=vote cast against management
Company Name	Ticker	CUSIP	Meeting Date	Description of matter voted on	Voted	Vote cast	na=vote cast- no mgmt recommendation
BE Aerospace Inc.	BEAV	073302101	7/31/2008
				Election of directors	yes	for all	i,w
				Stockholder proposal (The Macbride Principles)	yes	against	s,w
Airgas Inc	ARG	009363102	8/5/2008
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approve executive bonus plan	yes	for	i,w
Netapp, Inc.	NTAP	64110D104	9/2/2008
				Election of directors	yes	for all	i,w
				Amendment to the 1999 Stock Option Plan to grant equity awards to the company’s non-employee directors	yes	against	i,a
				Amendment to 1999 Plan to increase the share reserve by an additional 6,600,000 shares of common stock	yes	for	i,w
				Amendment to the Employee Stock Purchase Plan to increase the share reserve by an additional 2,900,000 shares of common stock	yes	for	i,w
				Ratify independent auditors	yes	for	i,w
Darden Restaurants, Inc.	DRI	237194105	9/14/2007
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Global Payments, Inc.	GPN	37940X102	9/26/2008
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
RPM International, Inc.	RPM	749685103	10/10/2008
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Dionex Corp.	DNEX	254546104	10/28/2008
				Election of directors	yes	for all	i,w
				Ratify independent auditors	yes	for	i,w
Diebold, Inc.	DBD	253651103	11/12/2008
				Election of directors	yes	for all	i,w
				Ratify independent auditors	yes	for	i,w
Allied Waste Industries, Inc.	AW	019589308	11/14/2008
				Approval of proposal of merger with Republic Services	yes	for	i,w
				Approval to adjourn meeting, if necessary, of foregoing proposal	yes	for	i,w
Pall Corp.	PLL	696429307	11/19/2008
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amend Employee Stock Purchase Plan to increase number of shares	yes	for	i,w
				Amend 2005 Employee Stock Compensation Plan to increase number of shares	yes	against	i,a
Micros Systems, Inc.	MCRS	594901100	11/21/2008
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approve amendment to 1991 Stock Option Plan to authorize the issuance of an additional 1,200,000 shares of common stock	yes	against	i,a
				Approve other business as may properly come before the annual meeting	yes	for	i,a
CBRL Group, Inc.	CBRL	12489V106	11/25/2008
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approve corporate name change to Cracker Barrel Old Country Store, Inc.	yes	for	i,w
				Approve amendment to Stock Option Plan	yes	against	i,a
				Approve amendments to 2002 Omnibus Incentive Compensation Plan increasing the categories of performance criteria and annual cash award limit	yes	against	i,a
				Approve amendment to 2002 Omnibus Incentive Compensation Plan increasing number of shares that may be awarded	yes	against	i,a
Family Dollar Stores, Inc.	FDO	307000109	1/15/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Nuance Communications, Inc.	NUAN	67020Y100	1/30/2009
				Election of directors	yes	for all	i,w
				Approve amended and restated 2000 Stock Plan	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i, w
Jack In The Box, Inc.	JACK	466367109	2/13/2009
				Election of directors	yes	for all	i, w
				Ratify independent registered public accounting firm	yes	for	i, w
International Game Technology, Inc.	IGT	459902102	3/3/2009
				Election of directors	yes	for all	i, w
				Approve amendment of 2002 Stock Incentive Plan	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i, w
				Election of Philip G. Satre to Board of Directors	yes	for	i, w
Adobe Systems Incorporated	ADBE	00724F101	4/1/2009
				Election of directors	yes	for all	i, w
				Approval of amendment to 2003 Equity Incentive Plan	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i, w
T. Rowe Price Group, Inc.	TROW	74144T108	4/8/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Copart, Inc.	CPRT	217204106	4/14/2009
				Approval of an option to acquire 2,000,000 shares of common stock to each of Chairman, CEO, and President in lieu of cash salary or bonus compensation or any additional equity incentives for a five-year period	yes	against	I, a
C.R. Bard, Inc.	BCR	067383109	4/15/2009
				Election of directors	yes	for all	i,w
				Approval of Executive Bonus Plan as amended and restated	yes	for	i,w
				Approval of 2003 Long Term Incentive Plan as amended and restated	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
Netapp, Inc.	NTAP	64110D104	4/21/2009
				Approval of proposal to allow a one-time stock option exchange program and an amendment to the 1999 Stock Option Plan and other equity plans	yes	against	i, a
Willis Group Holdings Limited	WSH	G96655108	4/22/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Diebold, Inc.	DBD	253651103	4/23/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of amended and restated 1991 Equity and Performance Incentive Plan	yes	against	i, a
Cooper Industries, Ltd.	CBE	G24182100	4/27/2009
				Election of directors	yes	for all	i,w
				Implementation of a code of conduct based on International Labor Organization Human Rights Standards	yes	against	s,w
Teradata Corporation	TDC	88076W103	4/28/2009
				Election of directors	yes	for all	i,w
				Appointment of independent auditors	yes	for	i,w
				Approval of 2007 Stock Incentive Plan	yes	against	i, a
				Approval of Management Incentive Plan	yes	against	i, a
Digital Realty Trust, Inc.	DLR	253868103	4/28/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Rollins, Inc.	ROL	775711104	4/28/2009
				Election of directors	yes	for all	i,w
Brown & Brown, Inc.	BRO	115236101	4/29/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
The Dun & Bradstreet Corporation	DNB	26483E100	5/5/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of 2009 Stock Incentive Plan	yes	against	i, a
Expeditors Int’l of Washington, Inc.	EXPD	302130109	5/6/2009
				Election of directors	yes	for all	i,w
				Approve and ratify adoption of 2009 Stock Option Plan	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
American Tower Corp.	AMT	029912201	5/6/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Edwards Lifesciences Corporation	EW	28176E108	5/7/2009
				Election of directors	yes	for all	i,w
				Approval of amendment and restatement of Long-Term Stock Incentive Compensation Program	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
Dentsply International Inc.	XRAY	249031107	5/12/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Advent Software, Inc.	ADVS	007974108	5/13/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approve amended and restated 2002 Stock Plan, and add and reserve 1,800,000 shares thereafter	yes	against	i, a
Mattel, Inc.	MAT	577081102	5/13/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal regarding certain reports by the Board of Directors	yes	against	s, w
				Proposal regarding special shareowner meetings	yes	against	s, w
Core Laboratories N.V.	CLB	N22717107	5/14/2009
				Election of directors	yes	for all	i,w
				Confirm and adopt Dutch statutory annual accounts in the English language	yes	for	i,w
				Approve and resolve the extension of the authority to issue shares and/or grant rights with respect ot common and preference shares up to a maximum of 20% of outstanding shares	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
Republic Services, Inc.	RSG	760759100	5/14/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of Executive Incentive Plan	yes	against	i, a
				Approval of 2009 Employee Stock Purchase Plan	yes	against	i, a
Granite Construction Incorporated	GVA	387328107	5/15/2009
				Election of directors	yes	for all	i,w
				Amendment of incorporated amended and restated 1999 Equity Incentive Plan	yes	for	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
FMC Technologies, Inc.	FTI	30249U101	5/15/2009
				Election of directors	yes	for all	i,w
				Amendment of the amended and restated certificate of incorporation	yes	for	i,w
Trimble Navigation Limited	TRMB	896239100	5/19/2009
				Election of directors	yes	for all	i,w
				Approval of amendment to amended and restated employee Stock Purchase	yes	against	i, a
Plan to increase shares of common stock reserved for insurance thereunder from 11,550,000 to 15,550,000
				Approval of amendment to amended and restated 2002 Stock Plan to increase shares of company common stock and to approve the material terms of the stock awards that are intended to qualify as performance-based compensation	yes	against	i, a
				Ratify independent registered public accounting firm	yes	for	i,w
				To transact such other business as may properly come before the meeting or any adjournment(s) thereof	yes	for	i,w
Ross Stores, Inc.	ROST	778296103	5/20/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Zebra Technologies Corporation	ZBRA	989207105	5/21/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Cerner Corporation	CERN	156782104	5/22/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Continental Resources Inc.	CLR	212015101	5/28/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Verisign, Inc.	VRSN	92343E102	5/28/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Watsco, Inc.	WSO	942622200	5/29/2009
				Election of directors	yes	for all	i,w
				Approve, adopt and ratify the amended and restated 2001 Incentive Compensation Plan	yes	against	i, a
				Approve an amendment to the amended and restated articles of incorporation to provide that vacancies filled by Board of Directors be subject to reelection at next annual meeting of shareholders	yes	against	i, a
				Approval of amendment to amended and restated articles of incorporation to authorize insurance of up to 10,000,000 shares of preferred stock	yes	for	i,w
Affiliated Managers Group Inc.	AMG	008252108	6/9/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Autodesk, Inc.	ADSK	052769106	6/11/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Proposal to approve the 2010 Outside Director’s Stock Plan	yes	against	i, a
Blackbaud, Inc.	BLKB	09227Q100	6/16/2009
				Election of directors	yes	for all	i,w
				Approval of amended and restated certificate of incorporation	yes	for	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
Petsmart, Inc.	PETM	716768106	6/17/2009
				Election of directors	yes	for all	i,w
				Amend restated certificate of incorporation to eliminate classified board structure	yes	for	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amend executive short-term incentive plan	yes	for	i,w
Carmax, Inc.	KMX	143130102	6/23/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Approval of amendment to amended and restated 2002 Stock Incentive Plan	yes	against	i, a
				Approval of amendment to amended and restated 2002 Stock Purchase Plan	yes	for	i,w
Bed Bath & Beyond Inc.	BBBY	075896100	6/30/2009
				Election of directors	yes	for all	i,w
				Ratify independent registered public accounting firm	yes	for	i,w
				Amend certificate of incorporation; majority voting in non-contested Director elections	yes	for	i,w
				Amend certificate of incorporation; eliminate express supermajority voting provisions	yes	for	i,w
				Amend certificate of incorporation; eliminate statutory supermajority voting requirements	yes	for	i,w
				Re-approval of performance goals under 2004 Incentive Compensation Plan	yes	for	i,w
				Sustainability report	yes	against	s, w